Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2014
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2014
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement -- [Text Block]	jhvit_SupplementTextBlock_04

John Hancock Variable Insurance Trust

Supplement dated February 28, 2014

to the Prospectus

Dated April 29, 2013

Lifestyle Aggressive Trust

The second paragraph under "Principal Investment Policies" in the supplement to the Trust prospectus dated January 13, 2014 is amended and restated as follows:

As described below, the fund may also directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 100% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

Lifestyle Balanced Trust

The second paragraph under "Principal Investment Policies" in the supplement to the Trust prospectus dated January 13, 2014 is amended and restated as follows:

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

Lifestyle Conservative Trust

The second paragraph under "Principal Investment Policies" in the supplement to the Trust prospectus dated January 13, 2014 is amended and restated as follows:

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

Lifestyle Growth Trust

The second paragraph under "Principal Investment Policies" in the supplement to the Trust prospectus dated January 13, 2014 is amended and restated as follows:

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

Lifestyle Moderate Trust

The second paragraph under "Principal Investment Policies" in the supplement to the Trust prospectus dated January 13, 2014 is amended and restated as follows:

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

(John Hancock Variable Insurance Trust) | (Lifestyle Aggressive Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described below, the fund may also directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 100% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

(John Hancock Variable Insurance Trust) | (Lifestyle Balanced Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

(John Hancock Variable Insurance Trust) | (Lifestyle Conservative Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

(John Hancock Variable Insurance Trust) | (Lifestyle Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

(John Hancock Variable Insurance Trust) | (Lifestyle Moderate Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.